ACQUISTION AND DIVESTITURE ACTIVITY - DIVESTITURES (Details) $ in Millions		1 Months Ended								9 Months Ended	12 Months Ended
	Oct. 01, 2014 USD ($)	Sep. 30, 2016 USD ($)	May 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Apr. 30, 2015 USD ($) MW	Nov. 30, 2014 USD ($) MW	Jul. 31, 2014 USD ($) MW	Mar. 31, 2014 USD ($) MW	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 12, 2016 USD ($)	Mar. 29, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Liabilities assumed											$ 1,322	$ 2	$ 0
Equity method investment					$ 2,889						2,080	$ 2,889
Disposal Group Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of equity interests											(130)		(60)
Cash											2		10
Equity method investment											$ 0		$ (1,085)
Rockies Express [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage in equity method investee			25.00%
Sempra Mexico [Member] | Energia Sierra Juarez Wind Project [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage in equity method investee											50.00%
Sempra Mexico [Member] | Energia Sierra Juarez Wind Project [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage in equity method investee								50.00%
Generating capacity (in mw) | MW								155
Proceeds from sale, net of cash sold								$ 24
Cash								2
Gain on sale of equity interests								19
Gain on sale of assets, after tax								14
Property, plant and equipment, net								137
Long-term debt, including current portion								82
Gain attributable to remeasurement, after tax								$ 7
Sempra Renewables [Member] | Rosamond Solar [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage in equity method investee					100.00%							100.00%
Proceeds from sale					$ 26
Gain on sale of equity interests					8
Gain on sale of assets, after tax					5
Property, plant and equipment, net					$ 18
Sempra Renewables [Member] | Broken Bow 2 Wind [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage in equity method investee							50.00%
Generating capacity (in mw) | MW							75
Proceeds from sale							$ 58
Gain on sale of equity interests							14
Gain on sale of assets, after tax							8
Property, plant and equipment, net							151
Long-term debt, including current portion							$ 72
Sempra Renewables [Member] | Copper Mountain Solar 3 [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage in equity method investee									50.00%
Generating capacity (in mw) | MW									250
Proceeds from sale, net of cash sold									$ 66
Cash									2
Gain on sale of equity interests									27
Gain on sale of assets, after tax									16
Property, plant and equipment, net									247
Long-term debt, including current portion									$ 97
Sempra LNG & MIdstream [Member] | Mesquite Power [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Generating capacity (in mw) | MW						625
Proceeds from sale						$ 347
Gain on sale of equity interests						61
Gain on sale of assets, after tax						$ 36
Sempra LNG & MIdstream [Member] | Cameron LNG [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage in equity method investee	50.20%
Property, plant and equipment, net	$ 1,000
Ownership percentage of minority partner in equity method investee	49.80%
Sempra LNG & MIdstream [Member] | Disposal Group Disposed of by Sale [Member] | Energy South [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of equity interests		$ 130
Gain on sale of assets, after tax		$ 78
Percentage of ownership before transaction		100.00%
Proceeds from sale														$ 318
Cash														$ 2
Liabilities assumed		$ 67
Sempra LNG & MIdstream [Member] | Rockies Express [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage in equity method investee				25.00%											25.00%
Proceeds from sale of investments			$ 443	$ 440
Equity method investment				484
Fair value of investment				440
Other than temporary impairment in investment				44						$ 44
Other than temporary impairment in investment, net of tax				$ 27						$ 27